INCOME TAXES - Deferred Tax Assets (Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets
Property, plant and equipment	$ 125,312	$ 139,724
Tax loss carryforwards and other credits	225,463	303,288
Capital loss carryforwards and other capital items	107,681	111,497
Asset retirement obligation	32,896	24,985
Derivative financial instruments	28,907	2,926
Other assets	19,270	6,668
Deferred income tax asset before valuation allowance	539,529	589,088
Valuation allowance	(112,847)	(112,074)
Deferred income tax assets, net	426,682	477,014
Deferred income tax liabilities
Property, plant and equipment	(45,824)
Total deferred income tax liabilities	(45,824)
Total deferred income tax asset	$ 380,858	$ 477,014